UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21034

                       SANFORD C. BERNSTEIN FUND II, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc.
Intermediate Duration Institutional Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT
   SPONSORED AGENCY OBLIGATIONS-45.2%
Federal Agency - Collateralized Mortgage
   Obligations-0.2%
Fannie Mae Grantor Trust
   Series 2004-T5 Class AB4 5.708%, 5/28/35(a)(b)         $ 1,513   $  1,513,969
   Series 2005-T3 Class A1A 5.363%, 7/25/35(a)(b)             251        250,867
                                                                    ------------
                                                                       1,764,836
                                                                    ------------
Mortgage Pass Thru's-41.8%
Federal Home Loan Mortgage Corp.
5.875%, 5/15/16(a)                                          6,117      6,081,418
4.50%, 8/01/35-1/01/36(a)                                  14,214     12,896,530
Federal National Mortgage Association

5.50%, 2/01/09-2/01/35(a)                                  57,009     55,322,662
5.00%, 4/01/19-1/01/21(a)                                  20,423     19,696,098
4.50%, 2/01/20-3/01/21(a)                                  21,137     19,980,782
4.416%, 8/01/34(a)                                          3,611      3,570,176
4.247%, 9/01/34(a)                                          3,289      3,251,660
4.77%, 4/01/35(a)                                           1,310      1,296,361
6.50%, 1/01/36(a)                                           2,844      2,864,753
5.815%, 3/01/36(a)                                          3,765      3,757,115
5.502%, 5/01/36(a)                                          1,079      1,068,012
5.95%, 6/01/36(a)                                           2,753      2,755,999
5.50%, 12/01/99(c)                                         76,900     73,858,985
5.00%, 12/01/99(c)                                         21,300     19,908,854
6.00%, 12/01/99(c)                                         36,920     36,331,569
6.50%, 12/01/99(c)                                         21,785     21,893,925
Government National Mortgage Association
   6.00%, 2/15/36-4/15/36                                  13,471     13,365,299
                                                                    ------------
                                                                     297,900,198
                                                                    ------------
U.S. Treasury Bond-1.2%
United States Treasury Bond
   5.375%, 2/15/31(a)                                       8,150      8,290,718
                                                                    ------------
U.S. Treasury Notes-2.0%
United State Treasury Notes
   4.25%, 1/15/11(a)                                        7,570      7,309,486


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1 o SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
United States Treasury Notes
   4.50%, 11/15/15(a)                                  $    7,110   $  6,772,275
                                                                    ------------
                                                                      14,081,761
                                                                    ------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $327,333,580)                                               322,037,513
                                                                    ------------
NON U.S. DOLLAR SOVEREIGN DEBT-16.6%
Japan Government
   0.70%, 6/20/10(a)                                JPY 5,601,000     47,935,046
Mexican Bonds
8.00%, 12/24/08(a)                                  MXN    82,690      7,276,501
9.00%, 12/20/12(a)                                         36,680      3,261,702
Norway (Govt. of)
   6.00%, 5/16/11(a)                                NOK    68,375     11,859,777
Poland (Govt. of)
6.00%, 11/24/10(a)                                  PLN    11,350      3,635,986
6.25%, 10/24/15(a)                                         21,365      6,901,695
Sweden (Kingdom of)
5.00%, 1/28/09(a)                                   SEK    54,450      7,839,045
5.25%, 3/15/11(a)                                         152,985     22,552,095
United Mexican States
   10.00%, 12/05/24(a)                              MXN    75,575      6,963,595
                                                                    ------------
Total Non U.S. Dollar Sovereign Debt
   (cost $117,240,382)                                               118,225,442
                                                                    ------------
CORPORATE DEBT OBLIGATIONS-15.4%
Automotive-0.4%
DaimlerChrysler North America
   4.875%, 6/15/10(a)                                         530        506,627
Ford Motor Credit Co.
6.50%, 1/25/07(a)                                             740        738,719
6.625%, 6/16/08(a)                                          1,040        989,866
Hertz Corp.
   Callable 1/01/14 @ 104.44
   8.875%, 1/01/14(a)(d)                                      610        625,250
                                                                    ------------
                                                                       2,860,462
                                                                    ------------
Banking-1.4%
Barclays Bank Plc
   Callable 6/15/11 @ 100.00
   8.55%, 9/29/49(a)(b)(d)                                  1,400      1,543,783


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                           SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO o 2

                                                        Principal
                                                          Amount
Company                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------
Huntington National Bank
   Senior Note
   4.375%, 1/15/10(a)                                      $  980     $  940,715
RBS Capital Trust III
   Callable 9/30/14 @ 100.00
   5.512%, 9/29/49(a)(b)                                    1,950      1,817,958
Royal Bank of Scotland Group Plc
   5.00%, 10/01/14(a)                                         120        113,377
Sanwa Bank, Ltd.
   7.40%, 6/15/11(a)                                          280        297,154
Sumitomo Mitsui Banking Corp.
   Callable 10/15/15 @ 100.00
   5.625%, 7/29/49(a)(b)(d)                                   410        382,373
UBS PFD Funding Trust I
   Callable 10/01/10 @ 100.00
   8.622%, 10/29/49(a)                                      1,295      1,416,625
UFJ Finance Aruba AEC
   6.75%, 7/15/13(a)                                          500        520,890
Wachovia Capital Trust III
   Callable 3/15/11 @ 100.00
   5.80%, 8/29/49(a)                                        1,230      1,193,594
Wells Fargo & Co.
   Senior Note
   4.20%, 1/15/10(a)                                          955        912,617
Zions Bancorporation
   5.50%, 11/16/15(a)                                         805        767,197
                                                                      ----------
                                                                       9,906,283
                                                                      ----------
Broadcasting/Media-0.8%
BSKYB Finance United Kingdom Plc
   5.625%, 10/15/15(a)(d)                                   1,200      1,136,450
News America Holdings, Inc.
   9.25%, 2/01/13(a)
News America, Inc.                                            890      1,030,475
   6.55%, 3/15/33(a)                                          655        610,577
Time Warner Entertainment Co.
   Senior Debenture
   8.375%, 3/15/23(a)                                       1,710      1,901,472
WPP Finance Corp.
   5.875%, 6/15/14(a)                                         735        712,191
                                                                      ----------
                                                                       5,391,165
                                                                      ----------
Building/Real Estate-0.2%
iStar Financial, Inc.
   Senior Note
   5.15%, 3/01/12(a)                                          590        560,969


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3 o SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
Simon Property Group, LP
   6.375%, 11/15/07(a)                                     $  815     $  818,392
                                                                      ----------
                                                                       1,379,361
                                                                      ----------
Cable-0.6%
AT&T Broadband Corp.
   9.455%, 11/15/22(a)                                      1,400      1,739,496
British Sky Broadcasting Group Plc
   6.875%, 2/23/09(a)                                         445        455,594
Cablevision Systems Corp.
   6.58%, 2/24/13                                             746        741,922
Comcast Corp.
   5.30%, 1/15/14(a)                                        1,025        964,357
DirecTV Holdings LLC
   Callable 6/15/10 @ 103.19
   6.375%, 6/15/15(a)                                         705        650,362
                                                                      ----------
                                                                       4,551,731
                                                                      ----------
Chemicals-0.3%
Ineos Group Holdings Plc
   Callable 2/15/11 @ 104.25
   8.50%, 2/15/16(a)(d)                                       730        683,462
ProLogis
   7.05%, 7/15/06(a)(e)                                       585        585,115
Union Carbide Corp.
   Debenture
   7.75%, 10/01/96(a)                                         735        733,069
                                                                      ----------
                                                                       2,001,646
                                                                      ----------
Communications-1.8%
AT&T Corp.
Senior Note
   7.30%, 11/15/11(a)(d)                                    1,085      1,151,763
   8.00%, 11/15/31(a)                                         335        384,615
British Telecommunications Plc
   8.375%, 12/15/10(a)                                      1,920      2,107,908
Cox Enterprises, Inc.
   4.375%, 5/01/08(a)(d)                                    1,155      1,117,892
Qwest Communications International, Inc.
   Callable 2/15/09 @ 103.75
   7.50%, 2/15/14                                             665        648,375
Sprint Capital Corp.
   8.375%, 3/15/12(a)                                       4,035      4,458,263
Telecom Italia Capital
   4.00%, 1/15/10(a)                                        2,465      2,306,688


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                           SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO o 4

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
Verizon Global Funding Corp.
   4.90%, 9/15/15(a)                                       $  875    $   791,088
                                                                     -----------
                                                                      12,966,592
                                                                     -----------
Communications-Fixed-0.3%
Embarq Corp.
   6.738%, 6/01/13(a)                                         150        149,546
Qwest Corp.
   8.875%, 3/15/12(a)(d)                                      195        205,725
Vodafone Group Plc
   5.50%, 6/15/11(a)                                        1,625      1,587,243
                                                                     -----------
                                                                       1,942,514
                                                                     -----------
Communications-Mobile-1.0%
AT&T Wireless Services, Inc.
   Senior Note
   8.75%, 3/01/31(a)                                          705        864,347
Cingular Wireless LLC
   5.625%, 12/15/06(a)                                      1,225      1,225,020
New Cingular Wireless Services,  Inc.
   7.875%, 3/01/11(a)                                       2,230      2,401,982
TELUS Corp.
   7.50%, 6/01/07(a)                                        2,440      2,475,709
                                                                     -----------
                                                                       6,967,058
                                                                     -----------
Conglomerate/Miscellaneous-0.2%
Hutchison Whampoa International, Ltd.
   7.45%, 11/24/33(a)(d)                                    1,170      1,236,761
                                                                     -----------
Consumer Manufacturing-0.2%
Fortune Brands, Inc.
   2.875%, 12/01/06(a)                                        540        533,472
Textron Financial Corp.
   4.125%, 3/03/08(a)                                         915        891,465
                                                                     -----------
                                                                       1,424,937
                                                                     -----------
Energy-0.8%
Amerada Hess Corp.
   7.875%, 10/01/29(a)                                        900      1,004,106
Conoco, Inc.
   Senior Note
   6.95%, 4/15/29(a)                                        1,150      1,251,368
Duke Energy Field Services Corp.
   7.875%, 8/16/10(a)                                         360        384,776
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14(a)                                         600        567,992
NRG Energy, Inc.


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5 o SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------

Senior Note
   Callable 2/01/09 @ 107.25
   7.25%, 2/01/14(a)                                       $  115     $  112,125
Callable 2/01/16 @ 103.69
   7.375%, 2/01/16(a)                                         615        599,625
The Williams Cos., Inc.
   7.875%, 9/01/21(a)                                         650        659,750
Valero Energy Corp.
   6.875%, 4/15/12(a)                                       1,235      1,280,155
   7.50%, 4/15/32(a)                                          129        140,056
                                                                      ----------
                                                                       5,999,953
                                                                      ----------
Financial-2.7%
American General Finance Corp.
   Medium-Term Note
   4.625%, 5/15/09(a)                                       2,160      2,097,047
Boeing Capital Corp.
   Senior Note
   4.75%, 8/25/08(a)                                        1,055      1,036,745
BOI Capital Funding Number 2
   Callable 2/01/16 @ 100.00
   5.571%, 2/01/49(a)(d)                                      300        276,978
CIT Group, Inc.
Medium-Term Note
   5.393%, 5/18/07(a)(b)                                      530        530,849
Senior Note
   7.75%, 4/02/12(a)                                        1,100      1,192,435
Citigroup, Inc.
   Subordinated Note
   5.00%, 9/15/14(a)                                        3,671      3,435,935
Core Investment Grade Trust
   4.659%, 11/30/07(a)                                      3,295      3,241,555
CountryWide Home Loans, Inc.
   Medium-Term Note, Series L
   4.00%, 3/22/11(a)                                        1,375      1,265,034
Goldman Sachs Group, Inc.
   4.75%, 7/15/13(a)                                          650        604,746
   5.125%, 1/15/15(a)                                         790        738,554
Household Finance Corp.
   6.50%, 11/15/08(a)                                       1,880      1,913,223
   7.00%, 5/15/12(a)                                          565        594,565
Kinder Morgan Finance Corp.
   5.35%, 1/05/11(a)                                        1,166      1,074,280
Mitsubishi UFJ Financial Group, Ltd.
   Callable 7/25/16 @ 100.00
   6.346%, 7/29/49(a)                                         615        593,223


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                           SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO o 6

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
Resona Bank, Ltd.
   5.85%, 9/29/49(a)(d)                                    $  240    $   223,290
Resona Preferred Global Securities
   Callable 7/30/15 @ 100.00
   7.191%, 12/29/49(a)(d)                                     450        451,391
                                                                     -----------
                                                                      19,269,850
                                                                     -----------
Food/Beverage-0.2%
Altria Group, Inc.
   7.75%, 1/15/27(a)                                          490        549,819
ConAgra Foods, Inc.
   7.875%, 9/15/10(a)                                         227        242,885
   6.75%, 9/15/11(a)                                          223        229,861
Kraft Foods, Inc.
   5.25%, 10/01/13(a)                                         650        620,737
                                                                     -----------
                                                                       1,643,302
                                                                     -----------
Gaming-0.1%
MGM MIRAGE
   8.375%, 2/01/11(a)                                         655        671,375
Riviera Holdings Corp.
   Callable 6/15/06 @ 105.50
   11.00%, 6/15/10(a)                                         220        232,650
                                                                     -----------
                                                                         904,025
                                                                     -----------
Health Care-0.3%
Humana, Inc.
   Senior Note
   6.30%, 8/01/18(a)                                          685        667,486
Wellpoint, Inc.
   3.75%, 12/14/07(a)                                         388        377,003
Wyeth
   5.50%, 2/01/14(a)                                        1,019        984,603
                                                                     -----------
                                                                       2,029,092
                                                                     -----------
Industrial-0.1%
Tyco International Group SA
   6.00%, 11/15/13(a)                                       1,025      1,015,463
                                                                     -----------
Insurance-0.6%
Assurant, Inc.
   5.625%, 2/15/14(a)                                         735        705,031
Liberty Mutual Group
   5.75%, 3/15/14(a)(d)                                       855        803,075
MetLife, Inc.
   5.00%, 11/24/13(a)                                         780        733,797


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7 o SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
Zurich Capital Trust I
   Callable 6/01/07 @104.19
   8.376%, 6/01/37(a)(d)                                   $1,740     $1,839,396
                                                                      ----------
                                                                       4,081,299
                                                                      ----------
Metals/Mining-0.2%
AK Steel Corp.
   7.875%, 2/15/09(a)                                         455        452,725
Ispat Inland ULC
   Callable 4/01/09 @ 104.88
   9.75%, 4/01/14(a)                                          600        661,500
                                                                      ----------
                                                                       1,114,225
                                                                      ----------
Paper/Packaging-0.4%
International Paper Co.
6.75%, 9/01/11(a)                                               5          5,166
5.30%, 4/01/15(a)                                           1,015        934,670
Packaging Corp. of America
   5.75%, 8/01/13(a)                                          790        751,145
Westvaco Corp.
   8.20%, 1/15/30(a)                                          380        411,599
Weyerhaeuser Co.
   5.95%, 11/01/08(a)                                         830        830,660
                                                                      ----------
                                                                       2,933,240
                                                                      ----------
Petroleum Products-0.1%
Tengizchevroil Finance Co.
   6.124%, 11/15/14(a)(d)                                     405        391,331
                                                                      ----------
Public Utilities - Electric & Gas-1.8%
Carolina Power & Light Co.
   6.50%, 7/15/12(a)                                        1,135      1,166,256
Consumers Energy Co.
   Series C
   4.25%, 4/15/08(a)                                          600        583,177
Duke Capital LLC
Senior Note
5.50%, 3/01/14(a)                                             660        634,974
8.00%, 10/01/19(a)                                          1,085      1,226,751
Exelon Corp.
   6.75%, 5/01/11(a)                                        1,515      1,565,609
FirstEnergy Corp.
Series B
6.45%, 11/15/11(a)                                          1,415      1,439,794
Series C
7.375%, 11/15/31(a)                                         1,500      1,609,276


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                           SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO o 8

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------

MidAmerican Energy Holdings Co.
   Senior Note
   5.875%, 10/01/12(a)                                     $  410   $    406,713
NiSource Finance Corp.
   7.875%, 11/15/10(a)                                        590        631,198
Pacific Gas & Electric Co.
   4.80%, 3/01/14(a)                                          960        894,580
Progress Energy, Inc.
   7.10%, 3/01/11(a)                                          895        933,622
Public Service Co. of Colorado
   7.875%, 10/01/12(a)                                        410        453,054
TXU Australia Holdings Pty Ltd.
   6.15%, 11/15/13(a)(d)                                    1,150      1,143,928
                                                                    ------------
                                                                      12,688,932
                                                                    ------------
Public Utilities - Telephone-0.3%
Bell Atlantic New Jersey, Inc.
   Debenture
   5.875%, 1/17/12(a)                                       1,175      1,149,812
Telecom Italia Capital
4.00%, 11/15/08(a)                                            645        618,741
6.375%, 11/15/33(a)                                           270        244,122
                                                                    ------------
                                                                       2,012,675
                                                                    ------------
Supermarket/Drug-0.1%
Safeway, Inc.
4.125%, 11/01/08(a)                                           540        518,585
6.50%, 3/01/11(a)                                             350        353,729
                                                                    ------------
                                                                         872,314
                                                                    ------------
Technology-0.5%
Cisco Systems, Inc.
   5.25%, 2/22/11(a)                                          630        618,315
International Business Machines Corp.
   Medium-Term Note
   4.375%, 6/01/09(a)                                         355        344,082
Motorola, Inc.
   7.625%, 11/15/10(a)                                        111        118,867
Oracle Corp.
   5.25%, 1/15/16(a)                                        2,885      2,701,831
                                                                    ------------
                                                                       3,783,095
                                                                    ------------
Total Corporate Debt Obligations
   (cost $113,351,796)                                               109,367,306
                                                                    ------------


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9 o SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES-7.1%
Banc America Commercial Mortgage, Inc.
Series 2001-PB1 Class A2
   5.787%, 5/11/35(a)                                      $1,669     $1,656,185
Series 2004-4 Class A3
   4.128%, 7/10/42(a)                                       1,900      1,815,792
 Series 2004-6 Class A2
   4.161%, 12/10/42(a)                                      2,565      2,445,035
Bear Stearns Commercial Mortgage Securities, Inc.
   Series 2005-T18 Class A4
   4.933%, 2/13/42(a)                                       2,520      2,356,124
CS First Boston Mortgage Securities Corp.
Series 2003-CK2 Class A2
   3.861%, 3/15/36(a)                                       1,695      1,635,319
Series 2004-C1 Class A4
   4.75%, 1/15/37(a)                                        1,030        957,169
Series 2005-C1 Class A4
   5.014%, 2/15/38(a)                                       2,150      2,020,828
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Class A3FX
   4.863%, 7/10/45(a)                                       2,370      2,293,828
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 Class A4
   4.111%, 7/05/35(a)                                       2,035      1,838,765
Series 2003-C2 Class A3
   4.533%, 1/05/36(a)                                         895        848,111
Series 2005-GG3 Class A2
   4.305%, 8/10/42(a)                                       2,620      2,506,397
JP Morgan Chase Commercial Mortgage Securities
Series 2004-C1 Class A2
   4.302%, 1/15/38(a)                                         245        229,937
Series 2005-LDP3 Class A2
   4.851%, 8/15/42(a)                                       2,085      2,015,403
Series 2005-LDP4 Class A2
   4.79%, 10/15/42(a)                                       1,945      1,876,808
Series 2006-CB15 Class A4
   5.814%, 6/12/43(a)                                         750        742,538
Series 2006-CB14 Class A4
   5.481%, 12/12/44(a)                                      1,380      1,336,972
Series 2005-LDP1 Class A4
   5.038%, 3/15/46(a)                                       2,620      2,464,136
LB-UBS Commercial Mortgage Trust


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                          SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO o 10

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
Series 2004-C4 Class A4
   5.305%, 6/15/29(a)                                      $3,925    $ 3,812,784
Series 2004-C8 Class A2
   4.201%, 12/15/29(a)                                      2,025      1,930,453
Series 2005-C1 Class A4
   4.742%, 2/15/30(a)                                       1,760      1,627,982
Series 2005-C7 Class A4
   5.197%, 11/15/30(a)                                      1,965      1,870,857
Merrill Lynch Commercial Mortgage Trust
   Series 2006-2 Class A4
   5.91%, 6/12/46(a)                                        1,035      1,039,451
Merrill Lynch Mortgage Trust
Series 2005-CKI1 Class A6
   5.417%, 11/12/37(a)(b)                                   1,730      1,658,620
Series 2005-MKB2 Class A2
   4.806%, 9/12/42(a)                                       3,175      3,080,099
Morgan Stanley Capital I
Series 2005-T17 Class A5
   4.78%, 12/13/41(a)                                       2,850      2,643,346
Series 2005-HQ5 Class A4
   5.168%, 1/14/42(a)                                       3,745      3,567,075
                                                                     -----------
Total Commercial Mortgage Backed Securities
   (cost $52,502,047)                                                 50,270,014
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-4.8%
Bear Stearns Alt-A Trust
Series 2005-10 Class 24A1
   5.972%, 1/25/36(a)(b)                                    2,965      2,960,993
Series 2006-1 Class 22A1
   5.439%, 2/25/36(a)(b)                                    3,998      3,942,263
Series 2006-2 Class 23A1
   5.991%, 3/25/36(a)(b)                                    3,246      3,238,061
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.122%, 5/25/35(a)                                       3,874      3,776,132
Credit Suisse Mortgage Capital Certificates
   Series 2006-C3 Class A3
   5.828%, 6/15/38(a)                                       2,255      2,252,835
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A6
   5.396%, 8/10/38(a)                                       2,015      1,951,850
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.269%, 5/25/36(a)                                       2,109      2,109,602


--------------------------------------------------------------------------------
11 o SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
 -------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust
   Series 2006-S1 Class 3A1
   5.201%, 3/25/36(a)                                      $1,467    $ 1,466,291
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 2A1
   6.225%, 3/25/36(a)                                       3,325      3,325,698
Residential Funding Mortgage Securities I Inc.
   Series 2005-SA3 Class 3A
   5.247%, 8/25/35(a)                                       2,569      2,519,313
Structured Adjustment Mortgage Loan Trust
   Series 2006-3 Class 2A1
   6.024%, 4/25/36(a)                                       2,719      2,716,229
Structured Asset Mortgage Investment, Inc.
   Series 2004-AR5 Class 1A1
   5.582%, 10/19/34(a)                                      3,355      3,352,826
Washington Mutual, Inc.
   Series 2005-AR2 Class 2A22
   5.543%, 1/25/45(a)(b)                                      921        922,168
                                                                     -----------
Total Collateralized Mortgage Obligations
   (cost $34,793,209)                                                 34,534,261
                                                                     -----------
ASSET BACKED SECURITIES-3.5%
Aegis Asset Backed Securities Trust
   Series 2004-3 Class A2A
   5.523%, 9/25/34(a)(b)                                      492        492,052
Asset Backed Funding Certificates
   Series 2003-WF1 Class A2
   5.831%, 12/25/32(a)(b)                                     654        656,274
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Class 1A1
   5.473%, 4/25/22(a)(b)                                      773        773,173
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08(a)                                        2,300      2,275,206
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Class AFPT
   3.36%, 1/25/33(a)                                          594        527,239
Credit-Based Asset Servicing & Securities Trust
   Series 2005-CB7 Class AF2
   5.147%, 11/25/35(a)                                      1,490      1,468,797
CS First Boston Mortgage
   Series 2006-1 Class A2
   5.30%, 5/25/36(a)                                          840        829,055
DB Master Finance, LLC
   Series 2006-1 Class A2
   5.779%, 6/20/31(a)(d)                                      700        694,316


--------------------------------------------------------------------------------
                          SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO o 12

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
GE-WMC Mortgage Securities LLC
   Series 2005-2 Class A2B
   5.493%, 12/25/35(a)(b)                                  $1,785    $ 1,786,517
Home Equity Loan Trust
   Series 2005-3 Class A1
   5.527%, 1/20/35(a)(b)                                    1,631      1,632,851
Home Equity Mortgage Trust
   Series 2005-2 Class A1
   5.503%, 7/25/35(a)(b)                                      504        503,758
   Series 2005-4 Class A3
   4.742%, 1/25/36(a)                                       1,605      1,574,184
Master Asset Backed Securities Trust
   Series 2004-HE1 Class A1
   5.723%, 9/25/34(a)(b)                                    2,070      2,076,737
Novastar Home Equity Loan
   Series 2001-1 Class A1
   5.883%, 7/25/31(a)(b)                                      512        512,286
Residential Asset Mortgage Products, Inc.
   Series 2005-RS3 Class AIA2
   5.493%, 3/25/35(a)(b)                                    1,785      1,785,553
   Series 2005-RZ1 Class A2
   5.523%, 4/25/35(a)(b)                                    2,565      2,568,206
Residential Asset Securities Corp.
   Series 2002-KS7 Class A2
   5.693%, 11/25/32(a)(b)                                     400        400,020
Residential Funding Mortgage Securities II
   Series 2005-HI2 Class A3
   4.46%, 5/25/35(a)                                        1,100      1,073,017
Saxon Asset Securities Trust
   Series 2005-4 Class A2B
   5.503%, 11/25/37(a)(b)                                   1,825      1,825,292
Specialty Underwriting & Residential Finance
   Series 2006-BC1 Class A2A
   5.403%, 12/25/36(a)(b)                                   1,590      1,587,691
                                                                     -----------
Total Asset Backed Securities
   (cost $25,209,212)                                                 25,042,224
                                                                     -----------
BANK LOANS-2.9%
Automotive-0.2%
Lear Corp.
   2.50%, 4/25/12                                           1,500      1,485,150
                                                                     -----------
Cable-0.5%
Cablevision Systems Corp.
   8.00%, 4/15/12(a)                                          730        719,962
Cebridge Connections
   6.00%, 5/04/15                                           1,250      1,189,500


--------------------------------------------------------------------------------
13 o SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
Charter Communications
   2.625%, 4/28/13                                         $1,000     $1,001,000
Frontiervision
   1.525%, 3/31/07                                            500        490,600
                                                                      ----------
                                                                       3,401,062
                                                                      ----------
Chemicals-0.6%
Covalence Specialty
   2.00%, 5/05/13                                             750        744,375
Ferro Corp.
   3.25%, 6/06/12                                           1,000      1,000,000
Hexion Specialty
   2.00%, 5/04/13                                           2,500      2,483,688
                                                                      ----------
                                                                       4,228,063
                                                                      ----------
Communications-0.4%
Choice One Communications, Inc.
   4.00%, 6/28/12                                           1,000      1,006,200
   6.25%, 6/28/12                                           1,000      1,007,500
Level 3 Communications
   3.00%, 12/01/11                                          1,000      1,025,000
                                                                      ----------
                                                                       3,038,700
                                                                      ----------
Energy-0.3%
Boson Generating
   3.25%, 9/30/10-12/15/10                                    600        609,013
CDX Gas LLC
   5.25%, 3/31/13(a)                                        1,000      1,015,400
Plum Point
   3.25%, 9/14/14                                             750        736,875
                                                                      ----------
                                                                       2,361,288
                                                                      ----------
Entertainment/Leisure-0.1%
Six Flags, Inc.
   7.26%, 6/30/09                                             898        903,455
                                                                      ----------
Health Care-0.3%
FHC Health Systems
   6.00%, 6/30/08                                           1,000      1,030,000
Multiplan, Inc.
   2.00%, 4/12/13                                             974        969,101
                                                                      ----------
                                                                       1,999,101
                                                                      ----------
Public Utilities - Electric & Gas-0.2%
Reliant Energy, Inc.
   2.375%, 4/30/10                                          1,500      1,499,250
                                                                      ----------


--------------------------------------------------------------------------------
                          SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO o 14

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
Retail-0.1%
Jean Coutu Group, Inc.
   2.25%, 7/30/11                                         $   747   $    747,202
                                                                    ------------
Service-0.1%
LPL Holdings, Inc.
   3.25%, 6/28/13                                             500        504,350
                                                                    ------------
Technology-0.1%
Eastman Kodak Co.
   2.25%, 10/18/12                                            750        747,675
                                                                    ------------
Total Bank Loans
   (cost $20,982,627)                                                 20,915,296
                                                                    ------------
U.S. DOLLAR SOVEREIGN DEBT-2.4%
Brazil (Republic of)
   8.25%, 1/20/34(a)                                        6,620      6,894,730
Panama (Republic of)
   6.70%, 1/26/36(a)                                        2,182      1,934,343
Russian Federation
   5.00%, 3/31/30(a)                                        6,675      7,075,500
Ukraine Government
   7.65%, 6/11/13(a)                                        1,400      1,398,600
                                                                    ------------
Total U.S. Dollar Sovereign Debt
   (cost $17,916,806)                                                 17,303,173
                                                                    ------------
SHORT-TERM INVESTMENTS-24.7%
U.S. Government & Government Sponsored
Agency Obligations-4.2%
Federal Home Loan Bank
   Zero Coupon, 7/12/06(e)                                 29,925     29,889,259
                                                                    ------------
Commercial Paper-19.6%
Bear Stearns Co., Inc.
   5.10%, 7/13/06(e)                                       25,000     24,964,583
Citigroup Funding, Inc.
   5.085%, 7/13/06(e)                                      25,000     24,964,687
Credit Suisse First Boston New York
   5.13%, 7/13/06(e)                                       25,000     24,964,375
Deutsche Bank
   5.14%, 7/13/06(e)                                       25,000     24,964,306
Rabobank Financial Corp.
   5.24%, 7/03/06(e)                                       25,700     25,700,000
Societe Generale
   5.12%, 7/13/06(e)                                       14,000     13,980,089
                                                                    ------------
                                                                     139,538,040
                                                                    ------------


--------------------------------------------------------------------------------
15 o SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO

                                                      Principal
                                                        Amount
Company                                                 (000)     U.S. $ Value
-------------------------------------------------------------------------------
Time Deposit-0.9%
State Street Euro Dollar
   4.60%, 7/03/06                                        $6,200   $   6,200,000
                                                                  -------------
Total Short-Term Investments
   (cost $175,627,299)                                              175,627,299
                                                                  -------------
Total Investments - 122.6%
   (cost $884,956,958(f))                                           873,322,528
Other assets less liabilities(g) - (22.6)%                         (161,136,388)
                                                                  -------------
Net Assets - 100%                                                 $ 712,186,140
                                                                  -------------

INTEREST RATE SWAP CONTRACTS

                                                                             RATE TYPE
                                                               ------------------------------------
                                                               Payments Received   Payments Made by     Unrealized
Swap Counterparty   Notional Amount (000)   Termination Date    by the Portfolio     the Portfolio    (Depreciation)
-----------------   ---------------------   ----------------   -----------------   ----------------   --------------
Lehman Brothers              10,130             11/02/07         3 month LIBOR+         4.814%           $(143,079)
Lehman Brothers              24,500             10/28/07              BMA*              4.800%            (345,494)
Lehman Brothers              16,000              1/23/08         3 month LIBOR+         4.777%             (55,501)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+    Interest based on LIBOR (London Interbank Offered Rate).

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                                                                  Unrealized
                                           Contract Amount   U.S. $ Value on        U.S. $       Appreciation/
                                                (000)        Origination Date   Current Value   (Depreciation)
--------------------------------------------------------------------------------------------------------------
Purchase Contracts
Mexican Peso         Settling 07/20/2006          4,726         $   413,577      $   416,266      $    2,689
Mexican Peso         Settling 07/20/2006         42,637           3,773,653        3,755,316         (18,337)
Polish Zloty         Settling 07/12/2006          1,316             408,000          414,315           6,315

Sales Contracts
Japanese Yen         Settling 07/07/2006      1,355,014          12,182,751       11,852,882         329,869


--------------------------------------------------------------------------------
                          SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO o 16

Japanese Yen         Settling 07/07/2006      4,141,951          36,657,355       36,231,395        425,960
Mexican Peso         Settling 07/20/2006        253,339          22,140,800       22,313,444       (172,644)
Mexican Peso         Settling 07/20/2006          1,203             104,839          105,950         (1,111)
Norwegian Krone      Settling 07/28/2006         74,838          11,956,379       12,047,061        (90,682)
Polish Zloty         Settling 07/12/2006         24,098           7,686,089        7,586,905         99,184
Polish Zloty         Settling 07/12/2006         11,941           3,749,935        3,759,442         (9,507)
Swedish Krona        Settling 07/25/2006        222,637          30,418,263       31,004,087       (585,824)

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                                              Unrealized
                            Number of                                          Value at      Appreciation
Type                        Contracts   Expiration Month   Original Value   June 30, 2005   (Depreciation)
----------------------------------------------------------------------------------------------------------
10 Yr U.S. Treasury Notes
Futures                         32       September 2006      $3,355,593       $3,355,500        $  (93)
10 Yr U.S. Treasury Bonds
Futures                         92       September 2006       9,803,806        9,812,375         8,569
                                                                                                ------
                                                                                                $8,476
                                                                                                ======

(a) Positions, or portion thereof, with an aggregate market value of $522,011,069 have been segregated to collateralize open forward exchange currency contracts.

(b)  Variable rate coupon, rate shown as of June 30, 2006.

(c)  When-issued security.

(d) Security is exempt from registration under rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the market value of this security amounted to $13,907,164 or 2.0% of net assets.

(e) Represents entire or partial position segregated as collateral for when issued securities.


--------------------------------------------------------------------------------
17 o SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO

(f) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,882,496 and gross unrealized depreciation of investments was $14,516,926, resulting in net unrealized depreciation of $11,634,430 (excluding foreign currency transactions and futures contracts and swaps).

(g) The amount of U.S. $112,800 has been segregated as collateral for the financial futures contracts outstanding at June 30, 2006.

     Explanation of abbreviation:
     TBA - To Be Announced

     Currency Abbreviations:
     JPY - Japanese Yen
     MXN - Mexican Peso
     NOK - Norwegian Krone
     PLN - Polish Zlotty
     SEK - Swedish Krona

     Please Note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.


--------------------------------------------------------------------------------
                          SCB INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO o 18

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: August 21, 2006


                                        4